Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Consolidated Net Earnings	$ 288,938	$ 154,294	$ 119,432
Defined benefit pension and postretirement plans:
Net (loss) gain arising during period, net of tax of $(4,530), $(39,752) and $36,294, respectively	(7,101)	(62,767)	55,472
Amortization of prior service credit, net of tax of $(731), $(1,108) and $(1,111), respectively	(1,149)	(1,702)	(1,696)
Amortization of actuarial loss, net of tax of $6,551, $1,490 and $6,211, respectively	10,299	2,289	9,493
Amount recognized in net periodic pension cost due to settlement, net of tax of $289			440
Amount recognized in net periodic pension cost due to special plan termination benefits, net of tax of $811	1,274
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	3,323	(62,180)	63,709
Foreign currency translation loss	(3,542)	(624)	(2,255)
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $509, $470 and $438, respectively	771	718	670
Other Comprehensive Income (Loss), Net of Tax	552	(62,086)	62,124
Consolidated comprehensive earnings	289,490	92,208	181,556
Less: Comprehensive earnings (loss) attributable to noncontrolling interests	161	(1,348)	(1,836)
Comprehensive Earnings Attributable to Martin Marietta	$ 289,329	$ 93,556	$ 183,392